SEGMENT REPORTING (Details 2)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Assets [Abstract]
Assets	¥ 121,807,517	$ 18,400,484	¥ 71,155,045
Automation product and software [Member]
Assets [Abstract]
Assets	53,284,643	8,049,284	35,865,376
Equipment and accessories [Member]
Assets [Abstract]
Assets	40,365,472	6,097,688	35,289,669
Oilfield environmental protection [Member]
Assets [Abstract]
Assets	¥ 28,157,402	$ 4,253,512	¥ 0